Impacts of Derivative Financial Instruments on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders' Equity (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flow Hedging
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	$ 684		$ 802		$ (198)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	423	[1]	487	[2]	455	[3]
Cash Flow Hedging | Equity Contract | Available-for-Sale Securities
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	(46)		(101)		(296)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	[1]	0	[2]	0	[3]
Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	730		903		99
Cash Flow Hedging | Interest Rate Contract | Floating Rate Certificates of Deposit [Member]
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)					(1)
Cash Flow Hedging | Interest Rate Contract | Floating Rate Debt [Member]
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)					0
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Loans
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	423	[1]	487	[2]	503	[3]
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Certificates of Deposit [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(47)	[3]
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Debt [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(1)	[3]
Fair Value Hedging | Trading Account Profits and Commissions | Interest Rate Contract | Fixed Rate Debt
Amount of gain on Derivatives recognized in Income	51	[4]
Amount of gain on related Hedged Items recognized in Income	(52)	[4]
Amount of gain recognized in Income on Hedges (Ineffective Portion)	(1)	[4]
Nondesignated
Amount of gain on Derivatives recognized in Income	779		767		533
Nondesignated | Trading Account Profits and Commissions | Equity Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	(3)		(53)		23
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Fixed Rate Debt
Amount of gain on Derivatives recognized in Income	(5)		(64)		(61)
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	113		304		46
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Corporate Bonds and Loans
Amount of gain on Derivatives recognized in Income			(1)		7
Nondesignated | Trading Account Profits and Commissions | Foreign Exchange Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	18		7		(4)
Nondesignated | Trading Account Profits and Commissions | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans
Amount of gain on Derivatives recognized in Income	(4)		(94)		72
Nondesignated | Trading Account Profits and Commissions | Credit Risk Contract | Loans
Amount of gain on Derivatives recognized in Income	(1)		(2)		(20)
Nondesignated | Trading Account Profits and Commissions | Credit Risk Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	15		10
Nondesignated | Trading Account Profits and Commissions | Other Contract | Trading Activity
Amount of gain on Derivatives recognized in Income					3
Nondesignated | Mortgage Servicing Income | Interest Rate Contract | Mortgage Servicing Rights
Amount of gain on Derivatives recognized in Income	572		444		(88)
Nondesignated | Mortgage Production Income | Interest Rate Contract | Loans
Amount of gain on Derivatives recognized in Income	(281)		(176)		(75)
Nondesignated | Mortgage Production Income | Other Contract | Loans
Amount of gain on Derivatives recognized in Income	$ 355		$ 392		$ 630

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[4]	Amounts are recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).